INVENTORY	12 Months Ended
Dec. 31, 2023
INVENTORY
INVENTORY

NOTE 7 - INVENTORY:

	December 31,
	2023	2022
	U.S. dollars in thousands
Raw materials	828	1,797
Work in progress	233	2,385
Finished goods	3,328	6,827
	4,389	11,009

During the years ended December 31, 2023, 2022, and 2021, the Company recognized amounts of $4.4 million, $9.7 million, and $7.7 million respectively, in inventory cost as part of cost of revenues.

The amounts recognized include write-downs of inventories to net realizable value amounted to $1.3 million in 2023, $2.4 million in 2022, and $0.3 million in 2021. These were recognized as an expense, included in cost of revenues in the Consolidated Statements of Comprehensive Income (Loss).